Debt Securities Held-to-maturity - Aggregate Amortized Cost and Fair Value of HTMS by Contractual Maturity (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Held-to-maturity Securities, Classified [Abstract]
Amortized cost - Within 1 year	$ 4,245
Amortized cost - After 1 to 5 years	17,625
Amortized cost - After 5 to 10 years	18,195
Amortized cost - After 10 years	57,597
Amortized Cost	97,662	$ 101,575
Fair Value - within 1 year	4,234
Fair Value - After 1 to 5 years	17,307
Fair Value - After 5 to 10 years	16,588
Fair Value - After 10 years	66,981
Fair Value	$ 105,110	$ 102,653